As filed with the Securities and Exchange Commission on February 27, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21963

City National Rochdale High Yield Alternative Strategies Master Fund LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, New York 10022-4406
(Address of principal executive offices) (Zip code)

Anthony Sozio
400 Park Avenue
New York, New York 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2017 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	15.4%	$5,000,000	$5,236,898	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Clareant Structured Credit Opportunity Fund II	31.9	8,632,799	10,846,333	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

Great Lakes III, LP	16.6	5,946,429	5,658,467	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	28.2	8,796,298	9,598,125	**	**
(Purchased: 10/1/2016)
	92.1	28,375,526	31,339,823

Liquidating Positions:

GoldenTree Partners LP (2)	1.9	217,762	644,406	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	94.0	28,593,288	31,984,229

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 1.15% (3)	6.1	2,090,598	2,090,598

Total Investments	100.1%	$30,683,886	$34,074,827

(1) All investments are non-income producing.
(2) Remaining value represents side pocket interests.
(3) 7-day yield.

*  Fund is accepting investments through the final closing date, which is targeted for the first quarter of 2018, after which a 2 year investment period will begin. The term of the fund is 5 years after the end of the investment period with up to two 1-year extensions. This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A Special Investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 94.0% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2017 (Unaudited), Continued

Structured Credit

Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2017 (Unaudited), Continued

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at December 31, 2017:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$31,984,229
Short-Term Investment	2,090,598	-	-	2,090,598

Total Investments	$2,090,598	$-	$-	$34,074,827

^ The Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The Fund did not invest in any Level 3 securities and there were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following table presents additional information for investments measured using the NAV practical expedient:
Alternative Investment Funds	Fair Value at December 31, 2017	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$5,236,898	$-	*	*
Structured Credit – CLO	16,504,800	-	Quarterly	90 days
Structured Credit – CLO	9,598,125	-	**	**
Liquidating Positions	644,406	-	***	***
Total	$31,984,229	$-

* Fund is accepting investments through the final closing date, which is targeted for the first quarter of 2018, after which a 2 year investment period will begin. The term of the fund is 5 years after the end of the investment period with up to two 1-year extensions. This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A Special Investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Master Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date February 22, 2018

By (Signature and Title) /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date February 22, 2018